Foreign Currency Translation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Impact of Translating Financial Statements of Company's International Subsidiaries

Below is a summary of the impact of translating the March 31, 2013 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For The
	Exchange Rate as of		Total Assets at	Three Months Ended
Country	March 31, 2013	December 31, 2012	March 31, 2013	March 31, 2013
Brazil	2.03	2.05	$334,374	$2,860
Mexico	12.33	13.02	$118,434	4,821
Argentina	5.14	4.91	$129,019	(4,294)
Colombia	1,832.20	1,768.23	$46,193	(1,244)
Peru	2.65	2.56	$38,223	(1,252)
All other				651

				$1,542

Below is a summary of the impact of translating the December 31, 2012 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2012
Brazil	2.05	1.87	$348,405	$(21,690)
Mexico	13.02	14.00	$137,705	6,601
Argentina	4.91	4.31	$133,152	(12,926)
Colombia	1,768.23	1,950.0	$46,898	2,790
Chile	479.8	520.7	$49,749	2,958
All other				2,262

				$(20,005)

Below is a summary of the impact of translating the December 31, 2011 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2011
Brazil	1.87	1.67	$327,679	$(28,000)
Mexico	14.00	12.39	$121,935	(11,818)
Argentina	4.31	3.98	$128,524	(4,196)
Colombia	1,950.0	1,950.0	$34,568	153
Chile	520.7	473.2	$40,084	(3,324)
All other				1,127

				$(46,058)